INCOME TAXES - Deferred Tax Assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized deferred tax assets	$ 8,942	$ 9,469
Tax losses and other tax benefits carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	150,155	139,108
Tax credits carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	646	690
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	15,025	13,140
Before Offset Amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	40,087	38,158
Recognized deferred tax assets	12,157	12,630
Unrecognized deferred tax assets	27,930	25,528
Before Offset Amount | Tax losses and other tax benefits carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	35,888	34,360
Recognized deferred tax assets	9,733	10,302
Unrecognized deferred tax assets	26,155	24,058
Before Offset Amount | Tax credits carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	646	690
Recognized deferred tax assets	241	208
Unrecognized deferred tax assets	405	482
Before Offset Amount | Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	3,553	3,108
Recognized deferred tax assets	2,183	2,120
Unrecognized deferred tax assets	$ 1,370	$ 988